Schedule of Investments - Treasury Bills and Money Market Fund - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity		101.59%		100.48%
Value		$ 460,172,505		$ 846,158,812
Affiliated Investments, at value		81,011,698		3,786,312
Total Investments in Securities		541,184,203		849,945,124
Investments, cost		$ 541,547,464		849,976,394
Affiliated Investments [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity		15.21%
Affiliated Investments, at value		$ 81,011,698
Affiliated Investments, at Cost		$ 81,329,032		$ 3,786,312
U.S. Treasury Bills, 1.180% due January 4, 2018 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[1]	35.10%
Value	[1]	$ 186,988,273
Principal Value	[1]	$ 187,000,000
Investment Interest Rate	[1]	1.18%
Investment Maturity Date	[1]	Jan. 04, 2018
U.S. Treasury Bills, 1.245% due January 18, 2018 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[1]	4.50%
Value	[1]	$ 23,986,840
Principal Value	[1]	$ 24,000,000
Investment Interest Rate	[1]	1.245%
Investment Maturity Date	[1]	Jan. 18, 2018
U.S. Treasury Bills, 1.285% due March 1, 2018 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[1],[2]	34.10%
Value	[1],[2]	$ 181,628,342
Principal Value	[1],[2]	$ 182,000,000
Investment Interest Rate	[1],[2]	1.285%
Investment Maturity Date	[1],[2]	Mar. 01, 2018
Restricted for maintenance margin		$ 19,958,000
U.S. Treasury Bills, 1.450% due June 7, 2018 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[1]	12.68%
Value	[1]	$ 67,569,050
Principal Value	[1]	$ 68,000,000
Investment Interest Rate	[1]	1.45%
Investment Maturity Date	[1]	Jun. 07, 2018
United States Treasury Obligations [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity		86.38%	[1]	100.03%	[3]
Value		$ 460,172,505	[1]	$ 846,158,812	[3]
Investments, cost		$ 460,218,432	[1]	$ 846,190,082	[3]
Exchange-Traded Fund - PowerShares Treasury Collateral Portfolio [Member] | Affiliated Investments [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[4]	14.96%
Affiliated Investments, at value	[4]	$ 79,689,390
Shares	[4]	757,000
Affiliated Investments, at Cost	[4]	$ 80,006,724
Money Market Mutual Fund - Invesco Premier U.S. Government Money Portfolio - Institutional Class [Member] | Affiliated Investments [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity		0.25%	[5]	0.45%	[6]
Affiliated Investments, at value		$ 1,322,308	[5]	$ 3,786,312	[6]
Shares		1,322,308	[5]	3,786,312	[6]
Investment Interest Rate		1.15%	[5]	0.41%	[6]
Investments, cost		$ 1,322,308	[5]	$ 3,786,312	[6]
U.S. Treasury Bills, 0.490% due January 19, 2017 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[3]			4.14%
Value	[3]			$ 34,993,665
Principal Value	[3]			$ 35,000,000
Investment Interest Rate	[3]			0.49%
Investment Maturity Date	[3]			Jan. 19, 2017
U.S. Treasury Bills, 0.485% due January 26, 2017 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[3]			26.95%
Value	[3]			$ 227,940,036
Principal Value	[3]			$ 228,000,000
Investment Interest Rate	[3]			0.485%
Investment Maturity Date	[3]			Jan. 26, 2017
U.S. Treasury Bills, 0.490% due March 2, 2017 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[3]			21.26%
Value	[3]			$ 179,862,300
Principal Value	[3]			$ 180,000,000
Investment Interest Rate	[3]			0.49%
Investment Maturity Date	[3]			Mar. 02, 2017
U.S. Treasury Bills, 0.530% due April 6, 2017 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[3],[7]			35.53%
Value	[3],[7]			$ 300,594,252
Principal Value	[3],[7]			$ 301,000,000
Investment Interest Rate	[3],[7]			0.53%
Investment Maturity Date	[3],[7]			Apr. 06, 2017
Restricted for maintenance margin				$ 18,973,400
U.S. Treasury Bills, 0.625% due May 18, 2017 [Member]
Schedule of Investments [Line Items]
Percentage of Shareholders' Equity	[3]			12.15%
Value	[3]			$ 102,768,559
Principal Value	[3]			$ 103,000,000
Investment Interest Rate	[3]			0.625%
Investment Maturity Date	[3]			May 18, 2017

[1]	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the most recent auction date of the security prior to period end.
[2]	United States Treasury Obligations of $19,958,000 are on deposit with the Commodity Broker and held as maintenance margin for open futures contracts.
[3]	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the most recent auction date of the security prior to year end.
[4]	Affiliated company. The security and the Fund are affiliated by having the same investment adviser. See Note 8.
[5]	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of December 31, 2017.
[6]	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of December 31, 2016.
[7]	United States Treasury Obligations of $18,973,400 are on deposit with the Commodity Broker and held as maintenance margin for open futures contracts.